Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 37,215	$ 124,985	$ 271,952	$ 124,985	$ 197,136
Operating expenses
Direct costs of revenue	18,356	25,714	168,419	25,714	58,292
Professional fees	556,254	170,753	1,808,093	494,295	1,543,817	281,856
Salary expenses	617,826	433,318	2,478,357	433,318	1,153,978
Stock-based compensation	64,074	1,107,085	626,449	1,674,200
Stock-based compensation and stock issued for services					1,833,292	698,587
Depreciation and amortization					591,458
Other general and administrative expenses	536,483	453,158	1,071,017	468,782	815,902	77,596
Total operating expenses	1,792,993	2,190,028	6,152,335	3,096,309	5,996,739	1,058,039
Loss from operations	(1,755,778)	(2,065,043)	(5,880,383)	(2,971,324)	(5,799,603)	(1,058,039)
Other expense
Interest expense					(45,450)
Interest and accretion expenses	(70,221)		(74,410)
Change in fair value of contingent liabilities	194,000		472,000
Total other expense	123,779		397,590		(45,450)
Net loss	$ (1,631,999)	$ (2,065,043)	$ (5,482,793)	$ (2,971,324)	$ (5,845,053)	$ (1,058,039)
Loss per share – basic and diluted	$ (0.05)	$ (0.07)	$ (0.15)	$ (0.13)	$ (0.22)	$ (0.05)
Weighted average number of shares of common stock – basic and diluted	35,928,188	29,288,226	35,928,188	23,161,329	26,373,982	19,805,959